April 18, 2016

Preserver Alternative Opportunities Fund

Institutional Shares – PAOIX

Retail Shares – PAORX

A series of the Capitol Series Trust

Supplement to Prospectus dated November 9, 2015, as Amended

The Prospectus, dated November 9, 2015, as amended, of the Preserver Alternative Opportunities Fund (the “Fund”) is hereby amended to reflect the following new information:

New Transfer Agent Name

The name of the Fund’s transfer agent has changed to Ultimus Asset Services, LLC (a wholly owned subsidiary of Ultimus Fund Solutions, LLC).

Address of Fund

Beginning April 25, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

U.S. Mail:	Overnight:

Preserver Alternative Opportunities Fund c/o Ultimus Asset Services, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Preserver Alternative Opportunities Fund c/o Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (844) 838-2119. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.preserverfunds.com.

April 18, 2016

Fuller & Thaler Behavioral Core Equity Fund

A Shares – FTHAX

Select Shares – FTHSX

Institutional Shares – FTHIX

A series of the Capitol Series Trust

Supplement to Prospectus and Statement of Additional Information,

each dated January 28, 2016

The Prospectus and Statement of Additional Information, each dated January 28, 2016, of the Fuller & Thaler Behavioral Core Equity Fund (the “Fund”) is hereby amended to reflect the following new information:

Address of Fund

Beginning April 25, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

U.S. Mail:	Overnight:
Fuller & Thaler Behavioral Core Equity Fund c/o Ultimus Asset Services, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Fuller & Thaler Behavioral Core Equity Fund c/o Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at 1-888-912-4562. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.fullerthalerfunds.com.

April 18, 2016

First Security Municipal Bond Fund

Institutional Shares – FIFSx

A Shares – FSARx

A series of the Capitol Series Trust

Supplement to Prospectus dated May 20, 2015, as Amended

The Prospectus, dated May 20, 2015, as amended, of the First Security Municipal Bond Fund (the “Fund”) is hereby amended to reflect the following new information:

New Transfer Agent Name

The name of the Fund’s transfer agent has changed to Ultimus Asset Services, LLC (a wholly owned subsidiary of Ultimus Fund Solutions, LLC).

Address of Fund

Beginning April 25, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

U.S. Mail:	Overnight:

First Security Municipal Bond Fund c/o Ultimus Asset Services, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	First Security Municipal Bond Fund c/o Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “How to Buy Shares” and “How to Redeem Shares” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (800) 813-1421. You may also obtain additional copies of the Fund’s Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.fsfai.com.

April 18, 2016

Meritage Growth Equity Fund

Institutional Shares – MPGIX

Investor Shares – MPGEX

Meritage Value Equity Fund

Institutional Shares – MVEBX

Investor Shares – MPVEX

Meritage Yield-Focus Equity Fund

Institutional Shares – MPYIX

Investor Shares – MPYEX

Each a series of the Capitol Series Trust

Supplement to Prospectus and Statement of Additional Information,

each dated December 29, 2015

The Prospectus and Statement of Additional Information, each dated December 29, 2016, of the Meritage Growth Equity Fund, Meritage Value Equity Fund and Meritage Yield-Focus Equity Fund (collectively, the “Funds”) is hereby amended to reflect the following new information:

New Transfer Agent Name

The name of the Funds’ transfer agent has changed to Ultimus Asset Services, LLC (a wholly owned subsidiary of Ultimus Fund Solutions, LLC).

Address of Fund

Beginning April 25, 2016, inquiries concerning the Funds or shareholder accounts, and orders to purchase or redeem shares of the Funds should be addressed to:

U.S. Mail:	Overnight:

Meritage Portfolio Management Funds [Insert name of specific Fund] c/o Ultimus Asset Services, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Meritage Portfolio Management Funds [Insert name of specific Fund] c/o Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “How to Buy Shares,” “How to Redeem Shares” and “Exchange Privileges” in the Prospectus.

Further Information

For further information, please contact the Funds toll-free at (855) 261-0104. You may also obtain additional copies of the Funds’ Prospectus and Statement of Additional Information, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Fund’s website at www.meritageportfoliofunds.com.